Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Dividends Declared

The Company declared cash dividends during the periods presented as follows:

	Dividend
	Per Share	Amount
2019:
Third quarter	$0.025	$6,380
Second quarter	0.025	6,375
First quarter	0.025	6,268
Total	$0.075	$19,023
2020:
Third quarter (1)	$1.530	$400,311
Second quarter	0.030	7,771
First quarter	0.030	7,666
Total	$1.590	$415,748

	Dividend
	Per Share	Amount
2018:
Fourth quarter	$0.020	$4,990
Third quarter	0.020	5,016
Second quarter	0.020	5,020
First quarter	0.020	4,979
Total	$0.080	$20,005
2019:
Fourth quarter	$0.025	$6,367
Third quarter	0.025	6,380
Second quarter	0.025	6,375
First quarter	0.025	6,268
Total	$0.100	$25,390